Personnel expenses - FTE (Details) - employee	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Personnel expenses
Research and development	116.9	74.4	56.8
Selling, general and administrative	69.2	29.5	14.7
Number of FTE	186.1	103.9	71.5